Greenspring Income Opportunities Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 87.8%	Par	Value
COMMUNICATIONS - 4.5%
Cable & Satellite - 1.7%
CCO Holdings LLC
5.50%, 05/01/2026 (a)	$600,000	$596,379
5.13%, 05/01/2027 (a)	554,000	535,604
Videotron Ltd., 5.38%, 06/15/2024 (a)	2,674,000	2,662,408
		3,794,391

Media & Entertainment - 2.3%
Belo Corp. 7.75%, 06/01/2027	920,000	932,643
Cinemark USA, Inc. 8.75%, 05/01/2025 (a)	2,312,000	2,331,305
Nexstar Media, Inc. 5.63%, 07/15/2027 (a)	1,734,000	1,678,141
TEGNA, Inc. 4.63%, 03/15/2028	404,000	377,869
		5,319,958

Transportation - 0.5%
Uber Technologies, Inc. 8.00%, 11/01/2026 (a)	1,078,000	1,098,747

Wireless Telecommunication Services - 0.0%(b)
T-Mobile U.S., Inc. 7.13%, 06/15/2024	100,000	100,501
Total COMMUNICATIONS		10,313,597

CONSUMER DESCRETIONARY - 27.0%(c)
Auto Components - 2.2%
Adient Global Holdings Ltd. 7.00%, 04/15/2028 (a)	1,600,000	1,654,819
Dana Financing Luxembourg 5.75%, 04/15/2025 (a)	2,045,000	2,041,835
Dana, Inc. 5.63%, 06/15/2028	100,000	98,683
Goodyear Tire & Rubber Co. 9.50%, 05/31/2025	1,166,000	1,183,892
		4,979,229
Automobiles - 0.8%
Jaguar Land Rover Automotive PLC 7.75%, 10/15/2025 (a)	1,812,000	1,833,822

Automobiles Wholesalers - 0.3%
Openlane, Inc. 5.13%, 06/01/2025 (a)	648,000	639,401

Building Products - 2.1%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (a)	1,624,000	1,568,760
Griffon Corp. 5.75%, 03/01/2028	1,378,000	1,355,656
JELD-WEN, Inc. 4.63%, 12/15/2025 (a)	1,819,000	1,761,755
		4,686,171

Casinos & Gaming - 4.1%
Boyd Gaming Corp. 4.75%, 12/01/2027	675,000	650,684
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (a)	2,173,000	2,180,549
International Game Technology PLC 6.50%, 02/15/2025 (a)	1,500,000	1,502,493
Las Vegas Sands Corp. 3.20%, 08/08/2024	2,763,000	2,711,089
MGM Resorts International 6.75%, 05/01/2025	2,080,000	2,087,804
		9,132,619

Commercial Services & Supplies - 2.4%
Matthews International Corp. 5.25%, 12/01/2025 (a)	2,256,000	2,199,965
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028 (a)	1,432,000	1,476,138
Stericycle, Inc. 5.38%, 07/15/2024 (a)	1,753,000	1,748,775
		5,424,878

Consumer Products - 1.0%
American Greetings Corp. 8.75%, 04/15/2025 (a)	2,383,000	2,381,689

Consumer Services - 1.5%
Graham Holdings Co. 5.75%, 06/01/2026 (a)	1,910,000	1,900,067
Prime Security Services Borrower LLC
5.25%, 04/15/2024 (a)	246,000	244,630
6.25%, 01/15/2028 (a)	1,200,000	1,193,938
		3,338,635

Homebuilding - 0.7%
Beazer Homes USA, Inc. 6.75%, 03/15/2025	1,000,000	998,570
Century Communities, Inc. 6.75%, 06/01/2027	685,000	693,179
		1,691,749
Household Durables - 0.7%
Newell Brands, Inc.
4.88%, 06/01/2025	950,000	935,152
5.20%, 04/01/2026	500,000	493,450
6.38%, 09/15/2027	250,000	248,992
		1,677,594

Leisure - 2.8%
Cedar Fair LP
5.50%, 05/01/2025 (a)	1,500,000	1,493,398
5.38%, 04/15/2027	750,000	735,052
6.50%, 10/01/2028	335,000	332,962
Life Time, Inc. 5.75%, 01/15/2026 (a)	2,250,000	2,235,228
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (a)	750,000	753,968
Vail Resorts, Inc. 6.25%, 05/15/2025 (a)	740,000	737,018
		6,287,626

Lodging - 2.3%
Arrow Bidco LLC 10.75%, 06/15/2025 (a)	2,135,000	2,220,399
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025 (a)	375,000	374,849
Hilton Worldwide Finance LLC 4.88%, 04/01/2027	125,000	123,212
Marriott Ownership Resorts, Inc. 4.75%, 01/15/2028	137,000	125,967
Travel & Leisure Co.
5.65%, 04/01/2024	1,150,000	1,149,483
6.63%, 07/31/2026 (a)	1,300,000	1,312,605
		5,306,515

Restaurants - 2.2%
Brinker International, Inc. 5.00%, 10/01/2024 (a)	1,887,000	1,872,338
Dave & Buster's, Inc. 7.63%, 11/01/2025 (a)	2,245,000	2,275,420
New Red Finance, Inc. 5.75%, 04/15/2025 (a)	1,000,000	997,361

		5,145,119
Retail - 3.9%
Academy Ltd. 6.00%, 11/15/2027 (a)	2,000,000	1,966,383
NMG Holding Co., Inc. 7.13%, 04/01/2026 (a)	1,600,000	1,538,803
Nordstrom, Inc. 2.30%, 04/08/2024	1,544,000	1,528,298
Sally Holdings LLC 5.63%, 12/01/2025	952,000	952,832
Signet UK Finance PLC 4.70%, 06/15/2024	3,067,000	3,041,467
		9,027,783
TOTAL CONSUMER DESCRETIONARY		61,552,830

CONSUMER STAPLES - 3.1%
Food & Beverage - 0.2%
Darling Ingredients, Inc. 5.25%, 04/15/2027 (a)	518,000	510,842

Food & Staples Retailing - 0.7%
Albertsons Cos., Inc.
7.50%, 03/15/2026 (a)	700,000	713,442
5.88%, 02/15/2028 (a)	808,000	809,047
		1,522,489

Household & Personal Products - 2.2%
Coty, Inc.
5.00%, 04/15/2026 (a)	1,700,000	1,674,206
6.50%, 04/15/2026 (a)	1,558,000	1,557,270
Spectrum Brands, Inc. 5.00%, 10/01/2029 (a)	1,980,000	1,891,367
		5,122,843
TOTAL CONSUMER STAPLES		7,156,174

ENERGY - 6.6%
Energy Equipment & Services - 0.9%
TechnipFMC PLC 6.50%, 02/01/2026 (a)	2,000,000	1,995,773

Energy Midstream - 4.0%
Antero Midstream Partners LP 7.88%, 05/15/2026 (a)	1,450,000	1,487,419
EnLink Midstream Partners LP 4.40%, 04/01/2024	2,563,000	2,545,763
New Fortress Energy, Inc. 6.75%, 09/15/2025 (a)	1,200,000	1,191,386
NGL Energy Partners LP 6.13%, 03/01/2025	2,152,000	2,149,371
Targa Resources Partners LP 6.50%, 07/15/2027	1,432,000	1,451,797
		8,825,736
Exploration & Production - 1.7%
Chesapeake Energy Corp. 5.50%, 02/01/2026 (a)	1,044,000	1,035,897
PDC Energy, Inc. 5.75%, 05/15/2026	263,000	262,664
Permian Resources Operating LLC 5.38%, 01/15/2026 (a)	1,500,000	1,481,353
SM Energy Co. 5.63%, 06/01/2025	1,010,000	999,056
		3,778,970
TOTAL ENERGY		14,600,479

FINANCIALS - 8.4%
Consumer Finance - 2.2%
Credit Acceptance Corp.
6.63%, 03/15/2026	1,136,000	1,134,583
9.25%, 12/15/2028 (a)	500,000	533,600
OneMain Finance Corp. 6.88%, 03/15/2025	1,137,000	1,151,878
PRA Group, Inc. 7.38%, 09/01/2025 (a)	2,255,000	2,243,907
		5,063,968

Investment Banking & Brokerage - 0.5%
StoneX Group, Inc. 8.63%, 06/15/2025 (a)	1,128,000	1,144,627

Mortgage REITs - 1.0%
Starwood Property Trust, Inc. 3.75%, 12/31/2024 (a)	2,375,000	2,332,381

Real Estate Investment Trusts - 2.7%
Iron Mountain, Inc. 4.88%, 09/15/2027 (a)	1,913,000	1,867,922
MPT Operating Partnership LP 5.25%, 08/01/2026	1,000,000	895,083
RHP Hotel Properties LP 7.25%, 07/15/2028 (a)	1,250,000	1,300,389
SBA Communications Corp. 3.88%, 02/15/2027	696,000	668,859
VICI Properties LP 5.63%, 05/01/2024 (a)	1,378,000	1,374,377
		6,106,630

Specialty Insurance - 2.0%
Enact Holdings, Inc. 6.50%, 08/15/2025 (a)	2,530,000	2,524,270
Radian Group, Inc. 4.50%, 10/01/2024	2,091,000	2,065,835
		4,590,105
TOTAL FINANCIALS		19,237,711

HEALTH CARE - 5.3%
Healthcare Equipment & Supplies - 1.2%
Owens & Minor, Inc. 4.38%, 12/15/2024	2,253,000	2,216,523
Teleflex, Inc. 4.63%, 11/15/2027	550,000	535,171
		2,751,694
Healthcare Providers & Services - 3.1%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028 (a)	1,660,000	1,636,799
AdaptHealth LLC 6.13%, 08/01/2028 (a)	1,897,000	1,639,321
Encompass Health Corp. 5.75%, 09/15/2025	1,409,000	1,404,672
Select Medical Corp. 6.25%, 08/15/2026 (a)	1,594,000	1,602,997
Tenet Healthcare Corp. 4.88%, 01/01/2026	839,000	830,138
		7,113,927

Life Sciences Tools & Services - 1.0%
Avantor Funding, Inc. 4.63%, 07/15/2028 (a)	1,000,000	967,211
IQVIA, Inc. 5.00%, 10/15/2026 (a)	1,395,000	1,382,607
		2,349,818
TOTAL HEALTH CARE		12,215,439

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.1%
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	1,477,000	1,424,197
TransDigm, Inc.
6.25%, 03/15/2026 (a)	1,888,000	1,886,654
7.50%, 03/15/2027	1,564,000	1,572,901
		4,883,752

Chemicals - 0.1%
Scotts Miracle-Gro Co. 5.25%, 12/15/2026	250,000	241,331

Engineering & Construction - 2.6%
IEA Energy Services LLC 6.63%, 08/15/2029 (a)	1,120,000	1,045,762
Picasso Finance Sub., Inc. 6.13%, 06/15/2025 (a)	2,800,000	2,808,484
Pike Corp. 5.50%, 09/01/2028 (a)	2,200,000	2,098,602
		5,952,848

Environmental Services - 1.9%
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (a)	2,114,000	2,031,508
Clean Harbors, Inc. 4.88%, 07/15/2027 (a)	900,000	882,785
GFL Environmental, Inc.
4.25%, 06/01/2025 (a)	750,000	739,386
5.13%, 12/15/2026 (a)	750,000	742,573
		4,396,252
Machinery - 3.0%
Enpro, Inc. 5.75%, 10/15/2026	2,200,000	2,179,765
Gates Global LLC 6.25%, 01/15/2026 (a)	2,190,000	2,181,437
Hillenbrand, Inc. 5.75%, 06/15/2025	697,000	696,829
Trinity Industries, Inc. 4.55%, 10/01/2024	1,748,000	1,723,834
		6,781,865

Metals & Mining - 0.5%
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	1,500,000	1,158,750

Trading Companies & Distributors - 3.6%
Herc Holdings, Inc. 5.50%, 07/15/2027 (a)	1,639,000	1,619,614
Triton Container International Ltd. 1.15%, 06/07/2024 (a)	3,376,000	3,294,830
WESCO Distribution, Inc.
7.13%, 06/15/2025 (a)	2,764,000	2,786,228
7.25%, 06/15/2028 (a)	650,000	668,551
		8,369,223

Transportation - 0.6%
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	350,000	361,491
XPO, Inc. 6.25%, 06/01/2028 (a)	1,000,000	1,013,885
		1,375,376
TOTAL INDUSTRIALS		33,159,397

MATERIALS - 9.0%
Chemicals - 4.0%
Avient Corp. 5.75%, 05/15/2025 (a)	2,315,000	2,317,406
Axalta Coating Systems LLC 4.75%, 06/15/2027 (a)	1,300,000	1,264,559
Celanese US Holdings LLC 5.90%, 07/05/2024	1,000,000	1,000,310
HB Fuller Co. 4.25%, 10/15/2028	1,347,000	1,261,039
Methanex Corp. 4.25%, 12/01/2024	2,148,000	2,114,447
Minerals Technologies, Inc. 5.00%, 07/01/2028 (a)	1,356,000	1,305,340
		9,263,101

Construction Materials - 1.0%
Summit Materials LLC 6.50%, 03/15/2027 (a)	2,347,000	2,349,966

Metals & Mining - 1.2%
Allegheny Ludlum LLC 6.95%, 12/15/2025	1,077,000	1,091,513
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (a)	1,086,000	1,091,368
5.88%, 06/01/2027	500,000	498,786
		2,681,667
Packaging & Containers - 2.8%
Berry Global, Inc.
4.50%, 02/15/2026 (a)	785,000	765,622
4.88%, 07/15/2026 (a)	677,000	665,715
Crown Americas LLC 4.75%, 02/01/2026	350,000	346,896
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	500,000	525,498
Graphic Packaging International LLC 4.13%, 08/15/2024	450,000	444,180
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (a)	1,780,000	1,813,073
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	250,000	233,906
Pactiv LLC 7.95%, 12/15/2025	1,515,000	1,538,854
		6,333,744
TOTAL MATERIALS		20,628,478

TECHNOLOGY - 7.1%
Information Technology Services - 0.8%
KBR, Inc., 4.75%, 09/30/2028 (a)	1,865,000	1,736,133

Professional Services - 0.9%
Camelot Finance SA, 4.50%, 11/01/2026 (a)	2,000,000	1,954,090

Semiconductors - 1.0%
Qorvo, Inc., 1.75%, 12/15/2024	2,427,000	2,330,110

Software & Services - 3.7%
ACI Worldwide, Inc. 5.75%, 08/15/2026 (a)	2,456,000	2,441,719
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (a)	1,499,000	1,426,763
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	989,000	979,995
6.75%, 09/30/2027 (a)	1,260,000	1,282,622
Open Text Corp. 3.88%, 02/15/2028 (a)	1,850,000	1,720,199
PTC, Inc. 3.63%, 02/15/2025 (a)	500,000	489,222
		8,340,520
Technology Hardware & Equipment - 0.7%
Arrow Electronics, Inc., 6.13%, 03/01/2026	1,287,000	1,288,634
CDW LLC
4.13%, 05/01/2025	253,000	248,249
4.25%, 04/01/2028	125,000	119,819
		1,656,702
TOTAL TECHNOLOGY		16,017,555

UTILITIES - 2.4%
Utilities - 2.4%
NextEra Energy Operating Partners LP 4.25%, 07/15/2024 (a)	981,000	970,510
NRG Energy, Inc., 6.63%, 01/15/2027	1,797,000	1,802,123
Vistra Operations Co. LLC
3.55%, 07/15/2024 (a)	1,330,000	1,311,620
5.50%, 09/01/2026 (a)	752,000	742,909
5.63%, 02/15/2027 (a)	750,000	740,264
		5,567,426
TOTAL UTILITIES		5,567,426
TOTAL CORPORATE BONDS (Cost $199,022,071)		200,449,086

CONVERTIBLE BONDS - 1.2%	Par	Value
CONSUMER STAPLES - 0.4%
Household & Personal Products - 0.4%
Herbalife Ltd. 2.63%, 03/15/2024	974,000	963,286

HEALTH CARE - 0.2%
Healthcare Equipment & Supplies - 0.2%
Haemonetics Corp. 0.00%, 03/01/2026 (c)	510,000	456,450

UTILITIES - 0.6%
Utilities - 0.6%
NextEra Energy Partners LP
0.00%, 06/15/2024 (a)(c)	1,000,000	969,500
0.00%, 11/15/2025 (a)(c)	500,000	439,250
		1,408,750
TOTAL CONVERTIBLE BONDS (Cost $2,820,540)		2,828,486

SHORT-TERM INVESTMENTS - 9.4%
Money Market Funds - 9.4%	Shares
First American Government Obligations Fund - Class X, 5.25%(d)	1,442,686	1,442,686
First American Treasury Obligations Fund - Class X, 5.28%(d)	10,035,397	10,035,397
Invesco Treasury Portfolio - Class Institutional, 5.28%(d)	10,035,397	10,035,397
TOTAL SHORT-TERM INVESTMENTS (Cost $21,513,480)		21,513,480

TOTAL INVESTMENTS - 98.4% (Cost $223,356,091)		$224,791,052
Other Assets in Excess of Liabilities - 1.6%		3,655,112
TOTAL NET ASSETS - 100.0%		$228,446,164

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.
As of December 31, 2023, the value of these securities total $141,663,889 or 62.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Measurements at December 31, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all
significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2023:

Greenspring Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$200,449,086	$–	$200,449,086
Convertible Bonds	–	2,828,486	–	2,828,486
Money Market Funds	21,513,480	–	–	21,513,480
Total Investments	$21,513,480	$203,277,572	$–	$224,791,052

Refer to the Schedule of Investments for industry classifications.